PETER D. LOWENSTEIN

ATTORNEY AT LAW

496 VALLEY ROAD

COS COB, CONNECTICUT 06807-0272

203 869-3059

FAX 203 869-2389

September 2, 2008

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Value Line Convertible Fund, Inc.
File Nos. 2-96484; 811-04258
Rule 497(j)
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Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

Peter D. Lowenstein
Legal Counsel

PDL:psp